Financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 585,923	R$ 495,399
Total	39,485	42,568
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables	585,923	495,399
Total	585,923	495,399
Current	546,438	452,831
Non-current	R$ 39,485	R$ 42,568